Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Detailed Information about Useful Lives for the Depreciation of Fixed Assets
The Company applied the following useful lives for the depreciation of fixed assets:

Class of assets	Estimatated life
Buildings and improvements	30 to 60 years
Installations	10 to 50 years
Machinery and equipment	10 to 40 years
Furniture and fixtures	10 to 35 years
Vehicles	10 to 15 years
Aircraft	4 to 20 years
Computers and peripherals	2 to 10 years
Tooling	8 to 30 years
Exchange pool program assets	8 to 30 years

Summary of Property Plant and Equipment

	12.31.2020
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2019	5.1	459.2	60.1	481.8	38.1	10.4	14.7	101.5	443.8	25.5	321.0	48.2	2,009.4
Additions	—	1.3	—	14.2	0.5	0.2	—	1.4	11.4	—	51.2	22.1	102.3
Additions - business combination	—	0.8	—	0.1	0.2	—	—	0.9	—	—	—	—	2.0
Disposals	(0.4)	(8.5)	(0.1)	(8.4)	(1.0)	(0.4)	—	(4.0)	(1.6)	(0.1)	(16.9)	(1.6)	(43.0)
Impairment	—	—	—	1.6	—	—	(0.8)	—	0.5	—	—	—	1.3
Reclassifications*	—	26.6	3.2	15.2	—	—	(38.4)	—	37.0	(10.8)	(18.2)	(71.4)	(56.8)
Translation adjustments	—	1.0	0.6	8.5	0.1	0.3	—	—	—	—	25.6	0.4	36.5
Assets held for sale	6.3	236.5	29.8	368.0	11.1	1.8	48.2	21.3	164.5	3.8	374.8	67.7	1,333.8

At December 31, 2020	11.0	716.9	93.6	881.0	49.0	12.3	23.7	121.1	655.6	18.4	737.5	65.4	3,385.5

Accumulated depreciation
At December 31, 2019	—	(131.6)	(25.6)	(301.5)	(21.5)	(8.5)	(4.1)	(88.7)	(352.6)	(18.4)	(88.0)	—	(1,040.5)
Depreciation	—	(28.7)	(4.1)	(50.9)	(2.8)	(0.9)	(1.5)	(11.2)	(37.0)	—	(15.2)	—	(152.3)
Depreciation - business combination	—	(0.2)	—	(0.1)	(0.1)	—	—	(0.4)	—	—	—	—	(0.8)
Disposals	—	1.9	0.1	7.1	0.7	0.4	—	1.1	0.6	—	6.1	—	18.0
Reclassifications*	—	—	—	—	—	—	2.2	—	—	—	(1.8)	—	0.4
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	0.1	(0.1)	(6.2)	(0.1)	(0.3)	—	(0.1)	—	—	(2.4)	—	(9.1)
Assets held for sale	—	(20.5)	(4.1)	(70.6)	(2.0)	(0.2)	(19.0)	(8.4)	(8.8)	—	(110.5)	—	(244.1)

At December 31, 2020	—	(180.1)	(33.8)	(422.2)	(25.8)	(9.5)	(22.4)	(107.7)	(397.8)	(18.4)	(211.8)	—	(1,429.5)

Net
At December 31, 2019	5.1	327.6	34.5	180.3	16.6	1.9	10.6	12.8	91.2	7.1	233.0	48.2	968.9
At December 31, 2020	11.0	536.8	59.8	458.8	23.2	2.8	1.3	13.4	257.8	—	525.7	65.4	1,956.0

	12.31.2019
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2018	11.0	750.1	162.4	972.4	74.2	17.3	76.2	190.0	629.1	27.6	650.8	93.7	3,654.8
Additions	0.4	5.3	—	43.6	5.6	0.6	31.7	5.0	28.2	10.3	91.8	62.0	284.5
Disposals	—	(8.3)	(3.7)	(60.2)	(22.4)	(3.0)	—	(45.4)	(26.1)	(1.0)	(19.0)	(0.8)	(189.9)
Impairment	—	—	—	(14.1)	—	—	(4.6)	—	(1.8)	—	—	—	(20.5)
Reclassifications*	—	30.3	6.3	11.3	(1.4)	0.1	(40.4)	(6.6)	7.0	(7.6)	(21.8)	(39.3)	(62.1)
Translation adjustments	—	(0.6)	(0.1)	(1.9)	(0.1)	(0.1)	—	(0.2)	—	—	(6.1)	0.3	(8.8)
Assets held for sale	(6.3)	(317.6)	(104.8)	(469.3)	(17.8)	(4.5)	(48.2)	(41.3)	(192.6)	(3.8)	(374.7)	(67.7)	(1,648.6)

At December 31, 2019	5.1	459.2	60.1	481.8	38.1	10.4	14.7	101.5	443.8	25.5	321.0	48.2	2,009.4

Accumulated depreciation
At December 31, 2018	—	(219.4)	(105.6)	(518.1)	(44.6)	(13.8)	(38.7)	(154.5)	(371.5)	(11.4)	(212.5)	—	(1,690.1)
Depreciation	—	(15.2)	(3.7)	(32.9)	(4.6)	(1.0)	(1.3)	(7.0)	(25.2)	—	(12.5)	—	(103.4)
Disposals	—	7.4	4.8	67.7	19.1	3.3	—	42.5	7.3	0.3	9.5	—	161.9
Reclassifications*	—	(2.9)	2.8	5.6	—	—	16.9	1.7	—	(7.3)	11.8	—	28.6
Interest on capitalized assets	—	(1.6)	—	—	—	—	—	—	—	—	—	—	(1.6)
Translation adjustments	—	(1.5)	—	1.4	(0.1)	0.1	—	0.2	(0.1)	—	5.2	—	5.2
Assets held for sale	—	101.6	76.1	174.8	8.7	2.9	19.0	28.4	36.9	—	110.5	—	558.9

At December 31, 2019	—	(131.6)	(25.6)	(301.5)	(21.5)	(8.5)	(4.1)	(88.7)	(352.6)	(18.4)	(88.0)	—	(1,040.5)

Net
At December 31, 2018	11.0	530.7	56.8	454.3	29.6	3.5	37.5	35.5	257.6	16.2	438.3	93.7	1,964.7
At December 31, 2019	5.1	327.6	34.5	180.3	16.6	1.9	10.6	12.8	91.2	7.1	233.0	48.2	968.9

	12.31.2018
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8
Additions	—	1.3	—	28.5	1.9	0.5	10.2	6.3	16.6	1.4	46.3	41.3	154.3
Disposals	—	(10.9)	(0.9)	(36.5)	(2.1)	(0.5)	(0.3)	(6.4)	(1.7)	—	(20.2)	(0.7)	(80.2)
Impairment	—	—	—	(0.3)	—	—	(6.0)	—	(2.5)	—	—	—	(8.8)
Reclassifications*	—	19.3	2.1	8.8	(0.1)	—	(120.8)	0.9	0.5	0.2	(31.8)	(26.7)	(147.6)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	4.8	4.8
Translation adjustments	—	(1.4)	(0.2)	0.1	(0.4)	(0.2)	(0.1)	(1.1)	(4.7)	—	(16.0)	(1.5)	(25.5)

At December 31, 2018	11.0	750.1	162.4	972.4	74.2	17.3	76.2	190.0	629.1	27.6	650.8	93.7	3,654.8

Accumulated depreciation
At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)
Depreciation	—	(20.2)	(2.8)	(46.4)	(2.9)	(1.0)	(9.1)	(11.5)	(48.1)	—	(17.2)	—	(159.2)
Disposals	—	10.7	0.9	33.5	1.5	0.4	0.3	6.3	0.7	—	6.9	—	61.2
Reclassifications*	—	0.1	0.3	2.8	—	—	51.4	(1.7)	—	(1.5)	—	—	51.4
Interest on capitalized assets	—	(1.5)	—	—	—	—	—	—	—	—	—	—	(1.5)
Translation adjustments	—	0.4	0.1	(1.4)	0.2	0.2	—	0.8	5.6	—	5.0	—	10.9

At December 31, 2018	—	(219.4)	(105.6)	(518.1)	(44.6)	(13.8)	(38.7)	(154.5)	(371.5)	(11.4)	(212.5)	—	(1,690.1)

Net
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9
At December 31, 2018	11.0	530.7	56.8	454.3	29.6	3.5	37.5	35.5	257.6	16.2	438.3	93.7	1,964.7

*	Non-cash transactions.